Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 114.7		$ 97.7
Calls/ Maturities/ Paydowns	(32.5)		(23.8)
Purchases	125.4		28.5
Sales	(2.4)		0
Net Realized (Gain)/Loss on Sales	(36.0)		0
Change in Valuation	40.9		12.3
Net Transfers In (Out)	(141.4)	[1]	0
Ending Fair value	68.7		114.7
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	70.8		86.2
Calls/ Maturities/ Paydowns	(32.0)		(23.6)
Purchases	125.1		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	6.7		8.2
Net Transfers In (Out)	(141.4)	[1]	0
Ending Fair value	29.2		70.8
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	45.5		62.3
Calls/ Maturities/ Paydowns	(28.6)		(17.3)
Purchases	125.1		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	(0.4)		0.5
Net Transfers In (Out)	(141.4)	[1]	0
Ending Fair value	0.2		45.5
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	25.3		21.3
Calls/ Maturities/ Paydowns	(3.4)		(3.7)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	7.1		7.7
Net Transfers In (Out)	0	[1]	0
Ending Fair value	29.0		25.3
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0		2.6
Calls/ Maturities/ Paydowns	0		(2.6)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/Loss on Sales	0		0
Change in Valuation	0		0
Net Transfers In (Out)	0	[1]	0
Ending Fair value	0		0
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	31.9	[2],[3]	0	[2]
Calls/ Maturities/ Paydowns	0	[3]	0	[2]
Purchases	0	[3]	28.5	[2]
Sales	0	[3]	0	[2]
Net Realized (Gain)/Loss on Sales	0	[3]	0	[2]
Change in Valuation	7.1	[3]	3.4	[2]
Net Transfers In (Out)	0	[1],[3]	0	[2]
Ending Fair value	39.0	[3]	31.9	[2],[3]
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	12.0		11.5
Calls/ Maturities/ Paydowns	(0.5)		(0.2)
Purchases	0.3		0
Sales	(2.4)		0
Net Realized (Gain)/Loss on Sales	(36.0)		0
Change in Valuation	27.1		0.7
Net Transfers In (Out)	0	[1]	0
Ending Fair value	$ 0.5		$ 12.0

[1]	The $141.4 million was transferred out of Level 3 and into Level 2 due to an increase in liquidity and trading volume in the market.
[2]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.
[3]	The $7.1 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.